SCHEDULE OF ANALYSIS OF TRADE RECEIVABLES (Details) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025
Up to thirty days [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 5,411,404	$ 1,632,602